ACCOUNTS RECEIVABLE (Details) - USD ($)	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Accounts receivable, gross	$ 29,131,547	$ 23,078,659
Less: allowance for doubtful accounts	(1,997,310)	(1,817,050)	$ (1,648,178)
Accounts receivable, net	$ 27,134,237	$ 21,261,609